SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2021
Share-based Payment
SHARE-BASED PAYMENT

NOTE 16: SHARE-BASED PAYMENT

a.	The expense recognized in the financial statements for services received is shown in the following table:

	Year ended December 31,
	2021	2020	2019
Equity-settled share-based payment plans to employees, directors and consultants	$1,893	$799	$1,263

b.	The share-based payment transactions that the Company granted to its employees, directors and consultants are shown in the following table:

Range of exercise prices			Options outstanding as of December 31, 2021 (*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable as of December 31, 2021
4.67	–	4.91	1,482,383	4.92	4.71	1,053,417
	3.41		70,000	9.00	3.41	17,500

*)	Options and restricted shares.
**)	As of grant date.

c.	The fair value of the Company’s options granted for the years ended December 31, 2021, 2020 and 2019 was estimated using the Binomial model with the following assumptions:

	Year ended December 31,
	2021			2020			2019
Dividend yield (%)	—			—			—
Expected volatility (%)	50.49	–	64.44	48.00	–	76.78	40.06	–	48.09
Risk-free interest rate (%)	0.06	–	1.59	0.14	–	0.62	1.61	–	1.73
Expected exercise factor		2.8			2.8			2.8

d.	Movement of options during the year:

	Year ended December 31,
	2021		2020
	Number of options	Weighted average exercise price(*)	Number of options	Weighted average exercise price(*)
		$		$
Outstanding at January 1,	1,522,975	$7.5	2,213,812	$7.1
Granted	135,000	4.7	285,008	5.4
Exercised	—	—	(246,642)	5.8
Expired	(52,625)	5.9	(535,667)	7.4
Forfeited	(52,967)	6.8	(193,916)	6.7

Outstanding at December 31,	1,552,383	$4.6	1,522,975	$7.5

Exercisable at December 31,	1,070,917	$4.7	839,418	$9.5

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2021 and 2020, respectively.

The contractual life of the options is ten years from the grant date. The weighted average remaining contractual life for the options outstanding as of December 31, 2021 and 2020 was approximately five years and six years, respectively.

In the second quarter of 2021, the Company completed a repricing of outstanding options via an exchange offer pursuant to which the Company exchanged previously granted options with new options. For those that chose to participate in the exchange, the repricing resulted in an updated exercise price of $4.675 or NIS 15.26 per ordinary share, and is otherwise subject to the same expiration date, vesting schedule and other terms as previously existed prior to the exchange offer. Several employees chose not to participate in the exchange because their options were subject to a lower exercise price than that offered in the repricing. Accordingly, the exercise price range for options outstanding as of December 31, 2021 was NIS 10.61-15.26.

e.	Movement of restricted shares during the year:

	2021	2020
	Number of Restricted shares	Number of Restricted shares

Outstanding at January 1,	45,000	$—
Granted	549,730	60,000
Vested	(15,000)	(15,000)
Forfeited	(20,200)	—

Outstanding at December 31,	559,530	$45,000